UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  30 June 2005

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL (UK) LIMITED
                           51 Berkeley Square
                           London, England W1 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Financial Officer

Phone:        +44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          1 August 2005
     --------------------         ---------------          --------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            Nil

Form 13F Information Table Entry Total:                       26

Form 13F Information Table Value Total:                       US$113.3 million



List of Other Included Managers:




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                        Thames River Capital (UK) Limited

                            Name of Reporting Manager
                           Form 13F Information Table
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                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL-ADR SERIES L     ADR              02364W105  3,738    62,700      N/A  Y       N            Y
ANGLOGOLD ASHANTI-SPON ADR     ADR              035128206    186     5,200      N/A  Y       N            Y
APPLE COMPUTER INC             Common Stock     037833100  3,544   -96,279      N/A  Y       N            Y
AU OPTRONICS CORP-ADR          ADR              002255107    542    32,000      N/A  Y       N            Y
CEMEX SA -SPONS ADR PART CER   ADR              151290889  3,041    71,697      N/A  Y       N            Y
CHECK POINT SOFTWARE TECH      Common Stock     #N/A N.A.    504    25,400      N/A  Y       N            Y
CHINA PETROLEUM & CHEM-ADR     ADR              16941R108  1,210    31,000      N/A  Y       N            Y
COCA-COLA FEMSA S.A.-SP ADR    ADR              191241108  1,603    60,000      N/A  Y       N            Y
COMPANHIA DE BEBIDAS-PR ADR    ADR              20441W203  3,875   125,400      N/A  Y       N            Y
FOMENTO ECONOMICO MEX-SP ADR   ADR              344419106  1,757    29,500      N/A  Y       N            Y
GOLDEN TELECOM INC             Common Stock     38122G107    838   -27,320      N/A  Y       N            Y
GRUPO TELEVISA SA-SPONS ADR    ADR              40049J206  1,676    27,000      N/A  Y       N            Y
INCO LTD                       Common Stock     453258402  2,091   -55,400      N/A  Y       N            Y
MOBILE TELESYSTEMS-SP ADR      ADR              607409109 19,416   576,992      N/A  Y       N            Y
VIMPELCOM-SP ADR               ADR              68370R109 18,216   535,300      N/A  Y       N            Y
PETROLEO BRASILEIRO S.A.-ADR   ADR              71654V101 12,021   261,100      N/A  Y       N            Y
TELE NORTE LESTE PART-ADR      ADR              879246106    616    37,000      N/A  Y       N            Y
TELEFONOS DE MEXICO-SP ADR L   ADR              879403780  4,471   236,700      N/A  Y       N            Y
TEVA PHARMACEUTICAL-SP ADR     ADR              881624209  3,363   108,000      N/A  Y       N            Y
UNIBANCO-GDR                   GDR              90458E107  2,394    62,000      N/A  Y       N            Y
UNITED MICROELECTRONICS-ADR    ADR              910873207    904   220,000      N/A  Y       N            Y
COMPANHIA DE BEBIDAS-CM ADR    ADR              20441W104    542    21,300      N/A  Y       N            Y
CIA VALE DO RIO DOCE-SP ADR    ADR              204412100  4,694   184,800      N/A  Y       N            Y
EMPRESA NAC ELEC-CHIL-SP ADR   ADR              29244T101  1,317    52,900      N/A  Y       N            Y
KOOKMIN BANK-SPON ADR          ADR              50049M109  6,313   138,500      N/A  Y       N            Y
MAGYAR TELEKOM RT-SPONS ADR    ADR              559776109 14,452   652,450      N/A  Y       N            Y





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